Hedge Accounting - Summary of Cash Flow Hedge Instruments (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	R$ 215,277,000,000	R$ 116,430,000,000
Variation in value recognized in Other comprehensive income	(3,557,000,000)	(16,000,000)	R$ (1,135,000,000)
Foreign exchange risk [member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	24,619,000,000	16,947,000,000
Variation in value recognized in Other comprehensive income	(14,598,000,000)	(7,217,000,000)
Cash flow hedges [member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	160,870,000,000	80,052,000,000
Book Value, Assets	2,158,000,000	4,617,000,000
Book value, Liabilities	17,304,000,000	13,028,000,000
Variations in fair value used to calculate hedge ineffectiveness	(1,766,000,000)	(2,219,000,000)
Variation in value recognized in Other comprehensive income	(1,767,000,000)	(2,217,000,000)
Hedge ineffectiveness recognized in income	1,000,000	(2,000,000)
Amount reclassified from Cash flow hedge reserve to income	(381,000,000)	(762,000,000)
Cash flow hedges [member] | Interest rate risk [Member] | Interest rate futures [member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	140,567,000,000	62,329,000,000
Book Value, Assets	146,000,000
Book value, Liabilities		14,000,000
Variations in fair value used to calculate hedge ineffectiveness	(1,664,000,000)	(2,200,000,000)
Variation in value recognized in Other comprehensive income	(1,660,000,000)	(2,197,000,000)
Hedge ineffectiveness recognized in income	(4,000,000)	(3,000,000)
Amount reclassified from Cash flow hedge reserve to income	(381,000,000)	(762,000,000)
Cash flow hedges [member] | Interest rate risk [Member] | Interest rate swap2 [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	18,989,000,000	17,429,000,000
Book Value, Assets	2,007,000,000	4,617,000,000
Book value, Liabilities	17,006,000,000	12,858,000,000
Variations in fair value used to calculate hedge ineffectiveness	3,000,000	(8,000,000)
Variation in value recognized in Other comprehensive income	(2,000,000)	(9,000,000)
Hedge ineffectiveness recognized in income	5,000,000	1,000,000
Amount reclassified from Cash flow hedge reserve to income	0	0
Cash flow hedges [member] | Foreign exchange risk [member] | Futures [Member]
Disclosure of Detailed Information about Hedges [Line Items]
Nominal Value	1,314,000,000	294,000,000
Book Value, Assets	5,000,000
Book value, Liabilities	298,000,000	156,000,000
Variations in fair value used to calculate hedge ineffectiveness	(105,000,000)	(11,000,000)
Variation in value recognized in Other comprehensive income	(105,000,000)	(11,000,000)
Amount reclassified from Cash flow hedge reserve to income	R$ 0	R$ 0